Employee Benefits	12 Months Ended
Dec. 31, 2022
Employee benefits
Employee benefits

25.Employee Benefits

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Salaries	13,530	8,373	4,577
Social charges	1,077	793	562
Fringe benefits	48	297	104
Defined contribution plan	264	335	249
Holiday pay	340	390	273
Share-based payment (see note 16)	2,697	1,270	2,548
Other	929	245	138
Total employee benefits	18,885	11,703	8,451

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Selling, general and administrative expenses	7,811	3,718	3,711
Research & Development expenses	11,074	7,985	4,740
Total employee benefits	18,885	11,703	8,451

As at December 31, 2022, the Company employed 137.5 (2021: 106.0) full-time equivalents, including white-collar employees and consultants. The following table presents a breakdown of the Company’s full-time equivalents as at December, 2022, 2021 and 2020:

	As at December 31
(in FTE's)	2022	2021	2020
Selling, General & Administration	34.9	28.0	15.0
Research & Development	102.6	78.2	57.0
Total	137.5	106.2	72.0

As at December 31, 2022, the Company had 55.9 full-time equivalents located in Belgium (2021: 38.0), 44.6 full-time equivalents located in Israel (2021: 46.0), 6.0 full-time equivalents located in Australia (2021: 7.0), and 31.0 full-time equivalents located in USA (2021: 15.0).